Financial Instruments - Changes in the Fair Value of Level 3 Financial Liabilities (Details) (10-K) - CAD	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Investments, All Other Investments [Abstract]
Balance at beginning of period	CAD 27,479	CAD 364,878
Additions to derivative instruments, recognized in earnings as professional fees (Note 9(b))			240,000
Additions to derivative instruments as a result of issuance in settlement of debt (Note 9(b))			2,060
Additions to derivative instruments as a result of issuance of units (Note 9(b))			6,213
Derivative instruments exercised	(43,521)	(509,054)	(32,675)
Change in fair market value, recognized in earnings as professional fees	16,042	171,655	149,280
Balance at end of period		CAD 27,479	CAD 364,878